Supplement, dated September 18, 1997, to the prospectus, dated February 1, 1997, of
                      Seligman Municipal Fund Series, Inc.,
                        Seligman Municipal Series Trust,
                  Seligman New Jersey Municipal Fund, Inc.,
                                       and
          Seligman Pennsylvania Municipal Fund Series ( the "Funds")

      The following supplements the information set forth in the Funds' prospectus under "Purchase of Shares."

      There is no minimum investment required for investors who purchase shares of the Series through wrap fee programs.


MUNIS-9/97